UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2016
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES - 50.0%

                  BANKS - 16.6%
          80,000  Bank of America Corp., Series CC .....................       6.20%           (a)       $     2,036,000
         587,212  Citigroup Capital XIII ...............................       6.99%         10/30/40         15,015,011
          60,431  Citigroup, Inc., Series AA ...........................       8.13%           (a)             1,693,277
             339  Citigroup, Inc., Series C ............................       5.80%           (a)                 8,536
          20,334  Citigroup, Inc., Series K (b).........................       6.88%           (a)               558,575
          81,145  Citigroup, Inc., Series S ............................       6.30%           (a)             2,048,911
         245,508  Fifth Third Bancorp, Series I (b).....................       6.63%           (a)             6,886,499
         476,600  First Niagara Financial Group, Inc., Series B (b).....       8.63%           (a)            12,963,520
         223,651  FNB Corp. (b).........................................       7.25%           (a)             6,485,879
         661,025  GMAC Capital Trust I, Series 2 .......................       6.40%         02/15/40         16,823,086
          79,452  HSBC USA, Inc., Series F (c)..........................       3.50%           (a)             1,743,971
          65,458  JPMorgan Chase & Co., Series W .......................       6.30%           (a)             1,707,799
         346,549  PNC Financial Services Group, Inc., Series P (b)......       6.13%           (a)             9,661,786
          74,553  Royal Bank of Scotland Group PLC, Series R ...........       6.13%           (a)             1,864,571
         388,540  Royal Bank of Scotland Group PLC, Series S ...........       6.60%           (a)             9,822,291
          47,587  Santander Finance Preferred SAU, Series 6 (c).........       4.00%           (a)             1,019,790
         178,192  Synovus Financial Corp., Series C (b).................       7.88%           (a)             4,989,376
          57,574  US Bancorp, Series F (b)..............................       6.50%           (a)             1,642,586
          68,879  Valley National Bancorp, Series A (b).................       6.25%           (a)             1,854,223
          40,171  Wells Fargo & Co., Series W ..........................       5.70%           (a)             1,026,871
         195,516  Wintrust Financial Corp., Series D (b)................       6.50%           (a)             5,220,277
          99,530  Zions Bancorporation, Series F .......................       7.90%           (a)             2,680,343
          99,291  Zions Bancorporation, Series G (b)....................       6.30%           (a)             2,605,396
                                                                                                         ---------------
                                                                                                             110,358,574
                                                                                                         ---------------

                  CAPITAL MARKETS - 10.4%
         279,686  Apollo Investment Corp. ..............................       6.63%         10/15/42          7,070,462
         267,210  Apollo Investment Corp. ..............................       6.88%         07/15/43          6,800,494
         132,884  BGC Partners, Inc. ...................................       8.13%         06/15/42          3,478,903
         127,013  Deutsche Bank Contingent Capital Trust III ...........       7.60%           (a)             3,260,424
         123,624  Deutsche Bank Contingent Capital Trust V .............       8.05%           (a)             3,251,311
         562,503  Goldman Sachs Group, Inc., Series K (b)...............       6.38%           (a)            15,294,457
         335,749  Morgan Stanley, Series E (b)..........................       7.13%           (a)             9,545,344
         565,266  Morgan Stanley, Series F (b)..........................       6.88%           (a)            15,850,059
          61,686  Raymond James Financial, Inc. ........................       6.90%         03/15/42          1,662,438
          29,262  Solar Capital Ltd. ...................................       6.75%         11/15/42            711,944
          67,539  State Street Corp., Series D (b)......................       5.90%           (a)             1,816,799
                                                                                                         ---------------
                                                                                                              68,742,635
                                                                                                         ---------------

                  CONSUMER FINANCE - 1.6%
         382,650  Ally Financial, Inc., Series A (b)....................       8.50%           (a)             9,642,780


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  CONSUMER FINANCE (CONTINUED)
          28,290  Capital One Financial Corp., Series D ................       6.70%           (a)       $       770,054
                                                                                                         ---------------
                                                                                                              10,412,834
                                                                                                         ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 2.6%
         238,640  KKR Financial Holdings LLC ...........................       8.38%         11/15/41          6,459,985
         257,236  KKR Financial Holdings LLC, Series A .................       7.38%           (a)             6,796,175
         137,651  RBS Capital Funding Trust VI, Series F ...............       6.25%           (a)             3,438,522
          21,262  RBS Capital Funding Trust VII, Series G ..............       6.08%           (a)               529,424
                                                                                                         ---------------
                                                                                                              17,224,106
                                                                                                         ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
         216,511  Qwest Corp. ..........................................       7.38%         06/01/51          5,549,177
         243,634  Qwest Corp. ..........................................       6.88%         10/01/54          6,278,448
                                                                                                         ---------------
                                                                                                              11,827,625
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 0.3%
          80,744  Southern (The) Co. ...................................       6.25%         10/15/75          2,138,909
                                                                                                         ---------------

                  FOOD PRODUCTS - 3.0%
         477,078  CHS, Inc., Series 2 (b)...............................       7.10%           (a)            12,718,899
         218,228  CHS, Inc., Series 3 (b)...............................       6.75%           (a)             5,632,465
          64,717  CHS, Inc., Series 4 ..................................       7.50%           (a)             1,740,240
                                                                                                         ---------------
                                                                                                              20,091,604
                                                                                                         ---------------

                  INSURANCE - 7.8%
         325,313  Aegon N.V. ...........................................       8.00%         02/15/42          8,783,451
          92,120  AmTrust Financial Services, Inc. .....................       7.50%         09/15/55          2,351,824
         239,105  Aspen Insurance Holdings Ltd. (b).....................       5.95%           (a)             6,185,646
          24,454  Aspen Insurance Holdings Ltd. ........................       7.25%           (a)               644,119
         245,184  Aspen Insurance Holdings Ltd. (b).....................       7.40%           (a)             5,987,393
         469,448  Aviva PLC ............................................       8.25%         12/01/41         12,529,567
          52,696  Endurance Specialty Holdings Ltd., Series C ..........       6.35%           (a)             1,383,270
         179,183  Global Indemnity PLC .................................       7.75%         08/15/45          4,330,853
          11,252  Maiden Holdings North America Ltd. ...................       8.00%         03/27/42            294,690
         284,288  PartnerRe Ltd., Series E .............................       7.25%           (a)             8,360,910
          37,982  Reinsurance Group of America, Inc. (b)................       6.20%         09/15/42          1,086,285
                                                                                                         ---------------
                                                                                                              51,938,008
                                                                                                         ---------------

                  MULTI-UTILITIES - 0.3%
          85,187  Integrys Energy Group, Inc. (b).......................       6.00%         08/01/73          2,222,852
                                                                                                         ---------------

                  OIL, GAS & CONSUMABLE FUELS - 0.4%
         122,206  NuStar Logistics, L.P. (b)............................       7.63%         01/15/43          2,477,116
                                                                                                         ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 4.2%
         230,082  DuPont Fabros Technology, Inc., Series A .............       7.88%           (a)             5,881,471
          63,260  DuPont Fabros Technology, Inc., Series B .............       7.63%           (a)             1,601,743
          73,816  EPR Properties, Series F .............................       6.63%           (a)             1,901,500
          78,095  Equity Commonwealth, Series E ........................       7.25%           (a)             1,992,204
          36,530  Hospitality Properties Trust, Series D ...............       7.13%           (a)               948,319


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
         112,824  MFA Financial, Inc. ..................................       8.00%         04/15/42    $     2,836,395
          57,487  National Retail Properties, Inc., Series D ...........       6.63%           (a)             1,499,261
         461,503  VEREIT, Inc., Series F ...............................       6.70%           (a)            11,168,373
                                                                                                         ---------------
                                                                                                              27,829,266
                                                                                                         ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 1.0%
          12,149  Telephone & Data Systems, Inc. .......................       6.63%         03/31/45            315,023
          26,178  Telephone & Data Systems, Inc. .......................       6.88%         11/15/59            666,754
         125,664  United States Cellular Corp. .........................       7.25%         12/01/63          3,191,866
         106,360  United States Cellular Corp. .........................       7.25%         12/01/64          2,663,254
                                                                                                         ---------------
                                                                                                               6,836,897
                                                                                                         ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES...................................................      332,100,426
                  (Cost $332,587,386)                                                                    ---------------

$50 PAR PREFERRED SECURITIES - 0.4%

                  CONSUMER FINANCE - 0.4%
          61,813  SLM Corp., Series A ..................................       6.97%           (a)             2,699,374
                  (Cost $2,854,218)                                                                      ---------------

$100 PAR PREFERRED SECURITIES - 1.3%

                  BANKS - 0.6%
           1,600  AgriBank FCB (b) (d)..................................       6.88%           (a)               172,300
           8,500  CoBank ACB, Series F (b) (e)..........................       6.25%           (a)               875,925
          11,180  CoBank ACB, Series G .................................       6.13%           (a)             1,067,690
          20,500  Farm Credit Bank of Texas (b) (f).....................       6.75%           (a)             2,192,219
                                                                                                         ---------------
                                                                                                               4,308,134
                                                                                                         ---------------

                  CONSUMER FINANCE - 0.7%
         112,975  SLM Corp., Series B ..................................       2.21%           (a)             4,688,462
                                                                                                         ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES..................................................        8,996,596
                  (Cost $8,671,110)                                                                      ---------------

$1,000 PAR PREFERRED SECURITIES - 2.2%

                  BANKS - 1.8%
           2,500  AgStar Financial Services ACA (b) (f).................       6.75%           (a)             2,728,750
           7,300  Farm Credit Bank of Texas, Series 1 (f)...............      10.00%           (a)             9,138,687
                                                                                                         ---------------
                                                                                                              11,867,437
                                                                                                         ---------------

                  INSURANCE - 0.1%
           1,000  XLIT Ltd., Series D (c)...............................       3.74%           (a)               790,625
                                                                                                         ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 0.3%
           1,456  Sovereign Real Estate Investment Trust (f)............      12.00%           (a)             1,825,460
                                                                                                         ---------------
                  TOTAL $1,000 PAR PREFERRED SECURITIES................................................       14,483,522
                  (Cost $14,478,260)                                                                     ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES - 43.7%

                  BANKS - 23.3%
$      9,200,000  Banco Bilbao Vizcaya Argentaria S.A. (b)..............       9.00%           (a)       $     9,637,000
       1,000,000  Banco do Brasil S.A. (b) (e)..........................       9.00%           (a)               605,000
         500,000  Banco do Brasil S.A. (b)..............................       9.25%           (a)               333,600
       3,000,000  Bank of America Corp., Series M (b)...................       8.13%           (a)             3,046,890
       6,000,000  Bank of America Corp., Series Z (b)...................       6.50%           (a)             6,275,580
       7,092,566  Barclays PLC (b)......................................       6.63%           (a)             6,921,110
       4,500,000  Barclays PLC (b)......................................       8.25%           (a)             4,724,843
       1,024,990  BBVA Global Finance Ltd. .............................       7.00%         12/01/25          1,139,032
       1,007,000  BPCE S.A. (b).........................................      12.50%           (a)             1,279,726
      10,000,000  Citigroup, Inc., Series R (b).........................       6.13%           (a)            10,071,800
       2,616,000  Citizens Financial Group, Inc. (b) (e)................       5.50%           (a)             2,549,815
       1,621,000  Cooperatieve Rabobank UA (b) (e)......................      11.00%           (a)             1,979,970
       1,500,000  Cooperatieve Rabobank UA (b)..........................      11.00%           (a)             1,832,175
      15,000,000  Credit Agricole S.A. (b) (e)..........................       8.13%           (a)            15,023,280
       6,604,000  Credit Agricole S.A. (b) (e)..........................       8.38%           (a)             7,377,031
       2,500,000  Credit Agricole S.A. (b)..............................       8.38%           (a)             2,792,638
       2,000,000  Dresdner Funding Trust I .............................       8.15%         06/30/31          2,398,256
       9,980,000  Fuerstenberg Capital International Sarl &
                     Cie SECS (b) ......................................      10.25%           (a)            10,231,985
       6,000,000  Intesa Sanpaolo SpA (b) (e)...........................       7.70%           (a)             5,807,868
       5,000,000  JPMorgan Chase & Co., Series S (b)....................       6.75%           (a)             5,418,750
       2,000,000  LBG Capital No.1 PLC (b)..............................       8.50%           (a)             2,054,860
         200,000  LBG Capital No.1 PLC (b) (e)..........................       8.50%           (a)               205,485
       3,000,000  Lloyds Bank PLC (b)...................................      12.00%           (a)             4,227,180
       5,000,000  Lloyds Banking Group PLC (b)..........................       7.50%           (a)             5,187,500
       5,892,000  Macquarie Bank Ltd. (b)...............................      10.25%         06/20/57          6,345,177
       3,000,000  Natixis S.A. (b) (e)..................................      10.00%           (a)             3,431,250
       1,000,000  Natixis S.A. (b)......................................      10.00%           (a)             1,143,750
       3,785,000  NIBC Bank N.V. .......................................       7.63%           (a)             3,818,316
       2,000,000  Royal Bank of Scotland Group PLC (b)..................       7.50%           (a)             2,040,000
       1,000,000  Royal Bank of Scotland Group PLC (b)..................       7.65%           (a)             1,240,000
       4,000,000  Royal Bank of Scotland Group PLC (b)..................       8.00%           (a)             4,115,000
       4,000,000  Societe Generale S.A. (b) (e).........................       8.00%           (a)             3,962,008
      12,375,000  Wells Fargo & Co., Series K (b).......................       7.98%           (a)            12,947,344
         500,000  Wells Fargo & Co., Series U (b).......................       5.88%           (a)               527,675
       3,625,000  Zions Bancorporation, Series J (b)....................       7.20%           (a)             3,815,313
                                                                                                         ---------------
                                                                                                             154,507,207
                                                                                                         ---------------

                  CAPITAL MARKETS - 1.6%
         687,000  Charles Schwab Corp. (b)..............................       7.00%           (a)               781,463
       6,500,000  Credit Suisse Group AG (b) (e)........................       7.50%           (a)             6,687,947
       3,000,000  UBS Group AG (b)......................................       7.13%           (a)             3,098,460
                                                                                                         ---------------
                                                                                                              10,567,870
                                                                                                         ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.5%
       4,000,000  Glen Meadow Pass-Through Trust (b) (e)................       6.51%         02/12/67          3,090,000
                                                                                                         ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
       2,000,000  Koninklijke KPN N.V. (b)..............................       7.00%         03/28/73          2,045,000


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUEE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
$      4,250,000  Koninklijke KPN N.V. (b) (e)..........................       7.00%         03/28/73    $     4,345,625
                                                                                                         ---------------
                                                                                                               6,390,625
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 3.8%
      12,793,000  Enel SpA (b) (e)......................................       8.75%         09/24/73         14,104,282
       2,000,000  NextEra Energy Capital Holdings, Inc., Series D (b)...       7.30%         09/01/67          1,865,000
      11,993,000  PPL Capital Funding, Inc., Series A (b)...............       6.70%         03/30/67          9,236,865
                                                                                                         ---------------
                                                                                                              25,206,147
                                                                                                         ---------------

                  FOOD PRODUCTS - 0.5%
       3,000,000  Land O'Lakes Capital Trust I (e)......................       7.45%         03/15/28          3,135,000
                                                                                                         ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                     PRODUCERS - 0.4%
       1,250,000  AES Gener S.A. (b)....................................       8.38%         12/18/73          1,228,125
       1,500,000  AES Gener S.A. (b) (e)................................       8.38%         12/18/73          1,473,750
                                                                                                         ---------------
                                                                                                               2,701,875
                                                                                                         ---------------

                  INDUSTRIAL CONGLOMERATES - 0.7%
       4,602,000  General Electric Co., Series D (b)....................       5.00%           (a)             4,734,307
                                                                                                         ---------------

                  INSURANCE - 10.8%
       1,200,000  AG Insurance S.A. N.V. (b)............................       6.75%           (a)             1,275,150
      12,110,000  Aquarius + Investments PLC for Swiss Reinsurance
                     Co., Ltd. (b) .....................................       8.25%           (a)            12,973,201
       8,769,000  Assured Guaranty Municipal Holdings, Inc. (b) (e).....       6.40%         12/15/66          6,291,757
       1,000,000  Aviva PLC ............................................       8.25%           (a)             1,075,950
      10,165,000  Catlin Insurance Co., Ltd. (b) (e)....................       7.25%           (a)             7,954,112
         500,000  Catlin Insurance Co., Ltd. (b)........................       7.25%           (a)               391,250
         500,000  Cloverie PLC for Zurich Insurance Co., Ltd. (b).......       8.25%           (a)               546,998
       4,200,000  CNP Assurances (b)....................................       6.88%           (a)             4,478,250
         500,000  CNP Assurances (b)....................................       7.50%           (a)               539,548
       6,001,000  Friends Life Holdings PLC (b).........................       7.88%           (a)             6,569,739
       9,669,000  La Mondiale SAM (b)...................................       7.63%           (a)            10,241,453
       5,260,000  Liberty Mutual Group, Inc. (b) (e)....................       7.00%         03/15/37          4,904,950
         325,000  Liberty Mutual Group, Inc. (b) (e)....................      10.75%         06/15/58            482,625
       1,000,000  MetLife Capital Trust X (e)...........................       9.25%         04/08/38          1,342,500
         400,000  Mitsui Sumitomo Insurance Co., Ltd. (b) (e)...........       7.00%         03/15/72            465,300
       1,100,000  Nationwide Financial Services, Inc. ..................       6.75%         05/15/37          1,105,500
       4,500,000  QBE Insurance Group Ltd. (b)..........................       6.75%         12/02/44          4,656,465
       6,600,000  Sirius International Group Ltd. (b) (f)...............       7.51%           (a)             6,625,740
                                                                                                         ---------------
                                                                                                              71,920,488
                                                                                                         ---------------

                  METALS & MINING - 1.1%
       8,000,000  BHP Billiton Finance USA Ltd. (b) (e).................       6.75%         10/19/75          7,540,000
                                                                                                         ---------------
                  TOTAL CAPITAL PREFERRED SECURITIES...................................................      289,793,519
                  (Cost $297,912,993)                                                                    ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CORPORATE BONDS AND NOTES - 0.8%

                  INSURANCE - 0.8%
$      5,200,000  Land O' Lakes, Inc. (f)...............................       8.00%           (a)       $     5,421,000
                  (Cost $5,208,250)                                                                      ---------------


     SHARES                                            DESCRIPTION                                            VALUE
----------------  -------------------------------------------------------------------------------------  ---------------
CLOSED-END FUNDS - 0.2%

                  CAPITAL MARKETS - 0.2%
          47,740  Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc...........................        1,107,091
                  (Cost $1,084,765)                                                                      ---------------

                  TOTAL INVESTMENTS - 98.6%............................................................      654,601,528
                  (Cost $662,796,982) (g)

                  NET OTHER ASSETS AND LIABILITIES - 1.4%..............................................        9,047,791
                                                                                                         ---------------
                  NET ASSETS - 100.0%..................................................................  $   663,649,319
                                                                                                         ===============

-----------------------------
(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2016. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2016.

(d) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund's sub-advisor (the "Sub-Advisor").

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2016, securities noted as such amounted to $103,635,480 or 15.6% of net assets.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,637,459 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,832,913.


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          1/31/2016       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
$25 Par Preferred Securities:
   Multi-Utilities................................  $  2,222,852  $         --  $  2,222,852  $         --
   Other Industry Categories*.....................   329,877,574   329,877,574            --            --
$50 Par Preferred Securities*.....................     2,699,374     2,699,374            --            --
$100 Par Preferred Securities:
   Banks..........................................     4,308,134            --     4,308,134            --
   Consumer Finance...............................     4,688,462     4,688,462            --            --
$1,000 Par Preferred Securities*..................    14,483,522            --    14,483,522            --
Capital Preferred Securities*.....................   289,793,519            --   289,793,519            --
Corporate Bonds and Notes*........................     5,421,000            --     5,421,000            --
Closed-End Funds*.................................     1,107,091     1,107,091            --            --
                                                    ------------  ------------  ------------  ------------
Total Investments.................................  $654,601,528  $338,372,501  $316,229,027  $         --
                                                    ============  ============  ============  ============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at January 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                          JANUARY 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of four funds that are offering shares. This report covers the First Trust Preferred Securities and Income ETF (the "Fund"), which trades under the ticker FPE on the NYSE Arca, Inc.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq(R) Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                          JANUARY 31, 2016 (UNAUDITED)


            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                          JANUARY 31, 2016 (UNAUDITED)


The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2016, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC, the sub-advisor, has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                                          % OF
                                                ACQUISITION     SHARES/                     CARRYING                      NET
SECURITY                                            DATE       PAR AMOUNT      PRICE          COST         VALUE         ASSETS
----------------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
AgStar Financial Services ACA, 6.75%              7/31/15            2,500  $   1,091.50  $  2,631,250  $  2,728,750      0.41%
                                                 12/8/15 -
Farm Credit Bank of Texas, 6.75%                  12/18/15          20,500        106.94     2,117,125     2,192,219      0.33
                                                 1/30/15 -
Farm Credit Bank of Texas, Series 1, 10.00%       1/20/16            7,300      1,251.87     9,073,750     9,138,687      1.38
                                                  7/9/15 -
Land O' Lakes, Inc., 8.00%                         1/5/16       $5,200,000          1.04     5,208,250     5,421,000      0.82
                                                  8/6/14 -
Sirius International Group Ltd., 7.51%             9/1/15       $6,600,000          1.00     6,908,250     6,625,740      1.00
                                                 5/12/14 -
Sovereign Real Estate Investment Trust, 12.00%     2/5/15            1,456      1,253.75     1,945,760     1,825,460      0.27
                                                                                          ------------  ------------     ------
                                                                                          $ 27,884,385  $ 27,931,856      4.21%
                                                                                          ============  ============     ======


                              3. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date of the Portfolio of Investments and has determined that there was the following subsequent event: Effective March 9, 2016, the Trust entered into an amendment to its credit agreement on behalf of the Fund to extend the expiration date of the credit agreement, add The Northern Trust Company as an additional lender, increase the commitment amount from $80,000,000 to $140,000,000 and increase the commitment fee rate from 0.15% to 0.25%.

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS - 89.7%

                  ARIZONA - 1.6%
$        500,000  Pima Cnty AZ Indl Dev Auth Ed Rev Ref Fac American
                     Leadership Academy Proj (a) .......................       4.60%         06/15/25    $       505,295
         200,000  Student & Academic Svcs LLC AZ Lease Rev Northern
                     AZ Capital Facs Fin Corp, BAM .....................       5.00%         06/01/21            233,700
                                                                                                         ---------------
                                                                                                                 738,995
                                                                                                         ---------------

                  CALIFORNIA - 4.5%
         320,000  Abag CA Fin Auth For Nonprofit Corps
                     Ref Episcopal Sr Cmntys, Ser B ....................       5.00%         07/01/23            362,653
          75,000  CA St Hlth Facs Fing Auth Rev Ref Insd
                     Marshall Med Ctr, CA MTG INS ......................       5.00%         11/01/25             92,627
         500,000  CA Stwd Cmntys Dev Auth Rev Beverly
                     Cmnty Hosp Assoc ..................................       4.00%         02/01/23            546,510
         120,000  CA Stwd Cmntys Dev Auth Rev Beverly
                     Cmnty Hosp Assoc ..................................       4.00%         02/01/24            131,059
         275,000  Golden St Tobacco Securitization Corp CA Tobacco
                     Settlement Asset-Backed Sr, Ser A-1 ...............       4.50%         06/01/27            276,040
         210,000  La Verne CA Ref Brethren Hillcrest Homes, COP ........       5.00%         05/15/22            237,086
         400,000  San Francisco City & Cnty CA Cops Port
                     Facs Proj, Ser C, AMT, COP ........................       5.00%         03/01/22            486,476
                                                                                                         ---------------
                                                                                                               2,132,451
                                                                                                         ---------------

                  COLORADO - 6.2%
         605,000  CO St Hlth Facs Auth Rev Ref Covenant
                     Retirement Cmntys, Ser A ..........................       5.00%         12/01/27            663,510
         120,000  CO St Hlth Facs Auth Rev Vail Valley Med Ctr Proj ....       5.00%         01/15/24            145,356
         500,000  Copperleaf CO Met Dist #2 Ref (b).....................       5.25%         12/01/30            524,480
          55,000  E-470 CO Pub Highway Auth Capital
                     Appreciation Sr, Ser B, NATL-RE ...................        (d)          09/01/22             46,496
         250,000  Harvest Junction CO Met Dist Ref & Impt ..............       5.00%         12/01/30            270,222
         200,000  Park Creek CO Met Dist Rev Ref Sr Ltd
                     Property Tax Supported, Ser A .....................       5.00%         12/01/29            234,378
         500,000  Promenade Castle Rock CO Met Dist #1, Ser A (b).......       5.13%         12/01/25            521,665
         500,000  Sterling Ranch Cmnty Auth Brd CO
                     Supported Rev, Ser A (b) ..........................       5.50%         12/01/35            501,850
                                                                                                         ---------------
                                                                                                               2,907,957
                                                                                                         ---------------

                  FLORIDA - 4.3%
         225,000  Belle Isle FL Chrt Sch Lease Rev
                     Cornerstone Chrt Academy &
                     Comerstone Chrt High Sch ..........................       5.50%         10/01/22            233,613


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  FLORIDA (CONTINUED)
$        605,000  Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel
                     Facs, Ser A, AGM, AMT (c) .........................       5.00%         04/01/22    $       713,156
         250,000  Citizens Property Insurance Corp. FL, Ser A-1 ........       5.00%         06/01/22            298,185
          25,000  Escambia Cnty FL Hlth Facs Auth Baptist
                     Hosp Inc. Proj, Ser A .............................       5.00%         08/15/19             27,790
         280,000  Escambia Cnty FL Hlth Facs Auth Baptist
                     Hosp Inc. Proj, Ser A..............................       5.50%         08/15/24            323,187
          50,000  Hollywood FL Cmnty Redev Agy Redev Rev Ref ...........       5.00%         03/01/23             58,985
         220,000  Palm Beach Cnty FL Hlth Facs Auth Acts
                     Retirement Life Cmntys ............................       5.50%         11/15/33            241,039
         100,000  UCF Stadium Corp FL Rev Ref, Ser A ...................       5.00%         03/01/24            121,359
                                                                                                         ---------------
                                                                                                               2,017,314
                                                                                                         ---------------

                  GEORGIA - 2.1%
         315,000  East Point GA Tax Allocation Ref .....................       5.00%         08/01/21            355,540
         560,000  Priv Clgs & Univs Auth GA Mercer Univ Proj, Ser C ....       5.25%         10/01/27            637,717
                                                                                                         ---------------
                                                                                                                 993,257
                                                                                                         ---------------

                  GUAM - 2.4%
         630,000  Guam Govt Business Privilege Tax Rev Ref, Ser D ......       5.00%         11/15/22            744,276
         325,000  Guam Power Auth Rev Ref, Ser A, AGM (c) ..............       5.00%         10/01/20            376,161
                                                                                                         ---------------
                                                                                                               1,120,437
                                                                                                         ---------------

                  HAWAII - 0.7%
         170,000  HI St Dept of Budget & Fin Spl Purpose Rev Ref HI
                     Pacific Hlth Oblig Group, Ser B ...................       5.00%         07/01/30            194,747
         110,000  HI St Pacific Hlth Spl Purpose Rev, Ser B ............       5.63%         07/01/30            128,069
                                                                                                         ---------------
                                                                                                                 322,816
                                                                                                         ---------------

                  IDAHO - 1.2%
         500,000  ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D .....       5.00%         12/01/33            572,405
                                                                                                         ---------------

                  ILLINOIS - 3.2%
          40,000  Chicago IL Ref Projs, Ser A ..........................       5.00%         01/01/21             41,728
         100,000  Chicago IL Ref Projs, Ser A ..........................       5.00%         01/01/24            102,094
          25,000  Chicago IL Ref, Ser C ................................       4.00%         01/01/22             24,921
          35,000  Chicago IL Ref, Ser C, CAB ...........................        (d)          01/01/21             27,807
         285,000  Chicago IL Ref, Ser C, CAB ...........................        (d)          01/01/22            213,459
         100,000  IL St Fin Auth Rev Centegra Hlth Sys .................       5.00%         09/01/18            108,287
         145,000  IL St Fin Auth Rev Centegra Hlth Sys, Ser A ..........       5.00%         09/01/22            169,348


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  ILLINOIS (CONTINUED)
$         25,000  IL St Fin Auth Rev Central Dupage Hlth ...............       5.00%         11/01/27    $        28,409
          15,000  IL St Fin Auth Rev Ref Lutheran Hillside Village .....       5.13%         02/01/26             15,634
         500,000  IL St Fin Auth Rev Ref Plymouth Place ................       5.00%         05/15/25            546,130
         200,000  Springfield IL Elec Rev Ref Sr Lien ..................       5.00%         03/01/23            240,436
                                                                                                         ---------------
                                                                                                               1,518,253
                                                                                                         ---------------

                  INDIANA - 2.3%
         350,000  IN St Fin Auth Rev BHI Sr Living .....................       5.50%         11/15/26            393,946
         110,000  IN St Fin Auth Rev BHI Sr Living .....................       5.50%         11/15/31            122,580
         250,000  IN St Fin Auth Rev Edl Facs
                     Discovery Chrt Sch Proj, Ser A ....................       5.50%         12/01/25            253,198
         250,000  IN St Fin Auth Rev Greencroft Oblig
                     Group, Ser A ......................................       5.75%         11/15/28            275,482
          40,000  IN St Fin Auth Rev Greencroft Oblig
                     Group, Ser A ......................................       6.00%         11/15/28             44,735
                                                                                                         ---------------
                                                                                                               1,089,941
                                                                                                         ---------------

                  KENTUCKY - 0.9%
         300,000  KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE ...       5.00%         09/01/22            356,022
          50,000  Russell KY Rev Bon Secours Hlth Sys ..................       5.00%         11/01/22             59,142
                                                                                                         ---------------
                                                                                                                 415,164
                                                                                                         ---------------

                  LOUISIANA - 5.6%
        1,000,000 LA St Pub Facs Auth Hosp Rev Ref Lafayette
                     General Hlth Sys Proj, Ser A ......................       5.00%         11/01/35          1,148,720
         390,000  LA Stadium & Exposition Dist LA Ref Sr, Ser A ........       5.00%         07/01/30            451,577
         380,000  LA Stadium & Exposition Dist LA Ref Sr, Ser A ........       5.00%         07/01/31            439,443
         100,000  New Orleans LA Ref ...................................       5.00%         12/01/24            123,344
         400,000  New Orleans LA Sewage Svc Rev Ref ....................       5.00%         06/01/22            475,956
                                                                                                         ---------------
                                                                                                               2,639,040
                                                                                                         ---------------

                  MAINE - 1.4%
         600,000  ME St Hlth & Hgr Edl Facs Auth Rev Estrn ME
                     Med Ctr Oblig Grp .................................       5.00%         07/01/33            650,544
                                                                                                         ---------------

                  MARYLAND - 0.5%
         220,000  MD St Econ Dev Corp Econ Dev Rev Transn
                     Facs Proj, Ser A ..................................       5.38%         06/01/25            241,611
                                                                                                         ---------------

                  MICHIGAN - 2.6%
         890,000  MI St Fin Auth Ltd Oblig Rev Ref College
                     for Creative Studies Proj .........................       5.00%         12/01/25          1,005,380
         100,000  MI St Fin Auth Rev Detroit Sch Dist ..................       5.50%         06/01/21            107,884


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  MICHIGAN (CONTINUED)
$        125,000  MI St Fin Auth Rev Ref Local Govt Loan
                     Program, Ser F1 ...................................       3.88%         10/01/23    $       135,370
                                                                                                         ---------------
                                                                                                               1,248,634
                                                                                                         ---------------

                  MINNESOTA - 1.7%
         250,000  Minneapolis MN Student Hsg Rev
                     Riverton Cmnty Hsg Proj Ref .......................       3.50%         08/01/20            252,073
         500,000  Rochester MN Hlth Care & Hsg Rev Fac
                     Homestead Rochester Inc Proj, Ser A ...............       5.00%         12/01/25            549,660
                                                                                                         ---------------
                                                                                                                 801,733
                                                                                                         ---------------

                  MISSISSIPPI - 2.2%
          10,000  MS St Dev Bank Spl Oblig Magnolia
                     Regional Hlth Ctr Proj, Ser A .....................       6.25%         10/01/26             11,663
         615,000  MS St Dev Bank Spl Oblig Magnolia Regl
                     Hlth Ctr Proj, Ser A ..............................       6.00%         10/01/24            711,069
         250,000  MS St Dev Bank Spl Oblig Ref Muni
                     Energy Agy of MS Pwr Supply, Ser A, AGM (c) .......       5.00%         03/01/22            293,500
                                                                                                         ---------------
                                                                                                               1,016,232
                                                                                                         ---------------

                  MISSOURI - 3.0%
         200,000  MO St Hlth & Edl Facs Auth Edl Facs
                     Rev St Louis Clg Pharmacy, Ser B ..................       5.00%         05/01/30            218,766
         550,000  MO St Hlth & Edl Facs Auth Sr Living
                     Facs Lutheran Sr ..................................       5.38%         02/01/35            610,863
         600,000  St Louis Cnty MO Indl Dev Auth Ref
                     Nazareth Living Ctr Proj, Ser A ...................       4.00%         08/15/20            608,196
                                                                                                         ---------------
                                                                                                               1,437,825
                                                                                                         ---------------

                  NEBRASKA - 2.3%
         950,000  Central Plains Energy Proj NE Gas Proj
                     Rev Proj #3 .......................................       5.00%         09/01/27          1,097,573
                                                                                                         ---------------

                  NEVADA - 1.1%
         485,000  Las Vegas NV Spl Impt Dist #808 & #810 Ref ...........       5.00%         06/01/22            535,799
                                                                                                         ---------------

                  NEW JERSEY - 2.9%
         500,000  NJ St Econ Dev Auth Ref, Ser A, BAM ..................       5.00%         06/15/23            577,790
          80,000  NJ St Hlth Care Facs Fing Auth Rev Ref
                     Barnabas Hlth, Ser A ..............................       4.63%         07/01/23             90,586
         600,000  NJ St Transit Corp, Ser A, GAN .......................       5.00%         09/15/21            687,954
                                                                                                         ---------------
                                                                                                               1,356,330
                                                                                                         ---------------

                  NEW YORK - 0.9%
         100,000  Buffalo & Erie Cnty NY Indl Land Dev
                     Corp Rev Ref Orchard Park .........................       5.00%         11/15/22            111,280
         115,000  Buffalo & Erie Cnty NY Indl Land Dev
                     Corp Rev Ref Orchard Park .........................       5.00%         11/15/24            128,587


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  NEW YORK (CONTINUED)
$         85,000  NY St Dorm Auth Revs Non St Supported
                     Debt Pace Univ, Ser A .............................       5.00%         05/01/23    $        95,756
          15,000  Suffolk Cnty NY Econ Dev Corp Rev
                     Prerefunded Catholic Hlth Svc Long
                     Island Oblig Grp Proj .............................       5.00%         07/01/28             18,030
          85,000  Suffolk Cnty NY Econ Dev Corp Rev
                     Unrefunded Catholic Hlth Svcs Long
                     Island Oblig Grp Proj .............................       5.00%         07/01/28             93,877
                                                                                                         ---------------
                                                                                                                 447,530
                                                                                                         ---------------

                  NORTH CAROLINA - 2.2%
         900,000  NC St Capital Facs Fin Agy Student Rev
                     Ref Hsg NC A&T Univ Fndtn Proj, Ser A, AGM (c) ....       5.00%         06/01/26          1,051,056
                                                                                                         ---------------

                  NORTH DAKOTA - 0.6%
         225,000  Burleigh Cnty ND Hlth Care Rev St
                     Alexius Med Ctr Proj, Ser A .......................       5.00%         07/01/22            270,054
                                                                                                         ---------------

                  OHIO - 3.1%
         300,000  Cuyahoga OH Excise Tax Rev Excise Tax
                     Sports Facs Impt Proj .............................       5.00%         12/01/23            368,319
         700,000  Hamilton Cnty OH Hlth Care Facs Rev
                     Christ Hosp Proj ..................................       5.25%         06/01/27            819,588
         230,000  Southeastern OH Port Auth Hosp Facs Rev
                     Ref Mem Hlth Sys ..................................       5.00%         12/01/23            250,964
                                                                                                         ---------------
                                                                                                               1,438,871
                                                                                                         ---------------

                  OKLAHOMA - 0.2%
         100,000  Tulsa OK Arpts Impt Trust Ref, Ser D, BAM ............       5.00%         06/01/28            110,711
                                                                                                         ---------------

                  OREGON - 0.6%
         275,000  Multnomah Cnty OR Hosp Facs Auth Rev
                     Ref Terwilliger Plaza .............................       5.00%         12/01/20            302,079
                                                                                                         ---------------

                  PENNSYLVANIA - 5.3%
         500,000  Beaver Cnty PA Indl Dev Auth Ref
                     Firstenergy Nuclear, Ser B (e) ....................       3.50%         06/01/20            514,570
         250,000  East Hempfield Twp PA Indl Dev Auth Ref
                     Willow Valley Cmntys Proj .........................       5.00%         12/01/21            294,672
         500,000  Middletown PA Sch Dist, Ser A ........................       5.00%         03/01/28            588,565
          50,000  Montgomery Cnty PA Indl Dev Auth Acts
                     Retirement Life Cmntys Ref ........................       5.00%         11/15/29             54,166
         500,000  Philadelphia PA, Ser B ...............................       5.00%         08/01/23            605,075
         405,000  Southcentral PA General Auth Rev Ref
                     Hanover Hosp Inc ..................................       5.00%         12/01/23            466,613
                                                                                                         ---------------
                                                                                                               2,523,661
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  SOUTH CAROLINA - 2.8%
$        250,000  Lancaster Cnty SC Assmt Rev Ref Walnut
                     Creek Impt Dist, Ser A-1 ..........................       3.13%         12/01/22    $       250,215
         745,000  Piedmont SC Muni Power Agy Elec Rev Ref, Ser A-3 .....       5.00%         01/01/23            863,403
          30,000  SC St Jobs Econ Dev Auth Hosp Rev Ref
                     Palmetto Hlth, Ser A ..............................       5.00%         08/01/23             34,985
         150,000  SC St Jobs Econ Dev Auth Hosp Rev Ref
                     Palmetto Hlth, Ser A, AGM (c) .....................       5.50%         08/01/24            180,477
                                                                                                         ---------------
                                                                                                               1,329,080
                                                                                                         ---------------

                  SOUTH DAKOTA - 0.1%
          30,000  SD St Hlth & Edl Facs Auth Avera Hlth, Ser B .........       5.50%         07/01/35             32,808
                                                                                                         ---------------

                  TENNESSEE - 3.2%
         325,000  Chattanooga TN Hlth Edl & Hsg Fac Brd Rev Ref
                     Student Hsg Cdfi Phase I ..........................       5.00%         10/01/23            384,299
         600,000  Memphis Shelby Cnty TN Arpt Auth Arpt
                     Rev Ref, Ser B, AMT ...............................       5.75%         07/01/23            702,840
         110,000  TN St Energy Acquisition Corp Gas Rev, Ser A .........       5.25%         09/01/22            130,218
         225,000  TN St Energy Acquisition Corp Gas Rev, Ser A .........       5.25%         09/01/26            276,784
                                                                                                         ---------------
                                                                                                               1,494,141
                                                                                                         ---------------

                  TEXAS - 11.7%
         600,000  Brd of Managers TX Joint Guadalupe
                     Cnty City of Seguin Hosp Mtg Ref ..................       5.00%         12/01/24            665,892
         550,000  Central TX Regl Mobility Auth Rev Ref Sub Lien .......       5.00%         01/01/33            608,778
         600,000  Flower Mound TX Spl Assmt Rev
                     River Walk Pub Impt Dist #1 .......................       6.13%         09/01/28            627,024
         500,000  Houston TX Arpt Sys Rev Ref
                     United Airls Inc Terminal E Proj, AMT .............       4.50%         07/01/20            536,320
         255,000  Love Field TX Arpt Modernization Corp Spl Facs
                     Rev Southwest Airls Co Proj .......................       5.00%         11/01/28            282,798
         290,000  New Hope Cultural Ed Facs Fin Corp TX
                     Retirement Fac Rev Wesleyan Homes Inc Proj ........       5.00%         01/01/24            301,586
         500,000  New Hope Cultural Ed Facs Fin Corp TX
                     Student Hsg Rev Chf Collegiate Hsg Galveston I LLC
                     A&M Univ Galveston ................................       5.00%         04/01/22            551,415
          25,000  New Hope Cultural Ed Facs Fin Corp TX
                     Student Hsg Rev Chf Stephenville-
                     Tarleton St Univ Proj, Ser A ......................       4.25%         04/01/22             26,847
         480,000  Red River TX Hlth Facs Dev Corp
                     Retirement Fac Rev MRC Crestview, Ser A ............       7.75%         11/15/31            561,806


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  TEXAS (CONTINUED)
$        600,000  TX St Muni Gas Acquisition & Supply
                     Corp III Gas Supply Rev ...........................       5.00%         12/15/24    $       706,092
         500,000  Viridian TX Muni Mgmt Dist Ref Util Impt, BAM ........       6.00%         12/01/26            641,950
                                                                                                         ---------------
                                                                                                               5,510,508
                                                                                                         ---------------

                  UTAH - 1.1%
         500,000  UT St Chrt Sch Fin Auth Chrt Sch Rev
                     Spectrum Academy Proj (a) .........................       6.00%         04/15/45            523,695
                                                                                                         ---------------

                  VIRGIN ISLANDS - 0.3%
         120,000  Virgin Islands Wtr & Pwr Auth Elec Sys
                     Rev Ref, Ser A ....................................       4.00%         07/01/21            128,119
                                                                                                         ---------------

                  WASHINGTON - 1.6%
         155,000  Mason Cnty WA Pub Utility Dist #1 Sys ................       3.50%         12/01/21            158,610
         110,000  Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A ....       5.00%         12/01/22            124,941
         165,000  Skagit Cnty WA Pub Hosp Dist #1 Skagit Valley Hosp ...       5.00%         12/01/20            183,247
         250,000  Tobacco Settlement Auth WA Tobacco
                     Settlement Rev Ref ................................       5.00%         06/01/23            291,968
                                                                                                         ---------------
                                                                                                                 758,766
                                                                                                         ---------------

                  WISCONSIN - 3.3%
         500,000  WI St Hlth & Edl Facs Auth Rev Ref Marquette Univ ....       5.00%         10/01/28            586,965
         735,000  WI St Hlth & Edl Facs Auth Rev Ref
                     Prohealth Care Oblig Group ........................       5.00%         08/15/31            854,555
         100,000  WI St Hlth & Edl Facs Auth Rev Ref
                     St Johns Cmntys Inc, Ser B ........................       4.00%         09/15/23            106,205
                                                                                                         ---------------
                                                                                                               1,547,725
                                                                                                         ---------------

                  TOTAL INVESTMENTS - 89.7%............................................................       42,323,115
                  (Cost $40,957,373) (f)

                  NET OTHER ASSETS AND LIABILITIES - 10.3%.............................................        4,878,431
                                                                                                         ---------------
                  NET ASSETS - 100.0%..................................................................  $    47,201,546
                                                                                                         ===============

-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust"), the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2016, securities noted as such amounted to $1,028,990 or 2.2% of net assets.


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

(b) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust.

(c) The following table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the net assets of the Fund. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      -----------------------------------------------------
      ENTITY                                     PERCENTAGE
      -----------------------------------------------------
      Assured Guaranty Municipal Corp.              5.5%
      -----------------------------------------------------

(d)   Zero coupon bond.

(e) Security has a mandatory put by the holder. Maturity date reflects such put.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,366,378 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $636.

       AGM   Assured Guaranty Municipal Corp.
       AMT   Alternative Minimum Tax
       BAM   Building America Mutual
       CAB   Capital Appreciation Bonds
CA MTG INS   California Mortgage Insurance
       COP   Certificates of Participation
       GAN   Grant Anticipation Notes
   NATL-RE   National Public Finance Guarantee Corp.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          1/31/2016       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
Municipal Bonds*..................................  $ 42,323,115  $         --  $ 42,323,115  $         --
                                                    ============  ============  ============  ============

*See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                          JANUARY 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of four funds that are currently offering shares. This report covers the First Trust Managed Municipal ETF (the "Fund"), which trades under the ticker FMB on The Nasdaq(R) Stock Market LLC.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;


            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.


Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                          JANUARY 31, 2016 (UNAUDITED)

before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of security;

            4)    the financial statements of the issuer;

            5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;


            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security; and

           10)    other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                              3. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date of the Portfolio of Investments and has determined that there were the following subsequent events:

Effective March 9, 2016, the Trust entered into an amendment to its credit agreement on behalf of the Fund to extend the expiration date of the credit agreement, add The Northern Trust Company as an additional lender, increase the commitment amount from $80,000,000 to $140,000,000 and increase the commitment fee rate from 0.15% to 0.25%.

On February 2, 2016, the Trust's Board of Trustees and the Advisor entered into a Fee Waiver Agreement for the Fund pursuant to which the Advisor contractually agreed to waive management fees of 0.15% of average daily net assets until March 1, 2017. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of the Fund or by the Fund's investment advisor only after March 1, 2017.

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 90.0%

                 AEROSPACE & DEFENSE - 3.0%
         14,102  Boeing (The) Co. (a)................................................  $     1,694,073
         27,573  Engility Holdings, Inc. ............................................          372,511
          7,580  Huntington Ingalls Industries, Inc..................................          969,331
                                                                                       ---------------
                                                                                             3,035,915
                                                                                       ---------------

                 AIR FREIGHT & LOGISTICS - 0.4%
          8,434  Expeditors International of Washington, Inc. .......................          380,542
                                                                                       ---------------

                 AIRLINES - 1.6%
         12,649  Hawaiian Holdings, Inc. (b).........................................          445,371
         15,752  JetBlue Airways Corp. (b)...........................................          335,675
         23,088  Southwest Airlines Co. .............................................          868,571
                                                                                       ---------------
                                                                                             1,649,617
                                                                                       ---------------

                 BANKS - 7.9%
         15,312  Banco Latinoamericano de Comercio Exterior S.A. ....................          357,076
        106,192  Banco Santander S.A., ADR (a).......................................          444,944
          9,900  CIT Group, Inc. (a).................................................          290,565
         13,413  Citigroup, Inc. (a).................................................          571,126
         31,785  HSBC Holdings PLC, ADR (a)..........................................        1,125,189
         32,974  Investors Bancorp, Inc. ............................................          385,466
         43,848  JPMorgan Chase & Co. (a)............................................        2,608,956
         53,163  U.S. Bancorp (a)....................................................        2,129,710
                                                                                       ---------------
                                                                                             7,913,032
                                                                                       ---------------

                 BEVERAGES - 2.0%
         20,090  PepsiCo, Inc. (a)...................................................        1,994,937
                                                                                       ---------------

                 BIOTECHNOLOGY - 3.0%
          7,213  Amgen, Inc. (a).....................................................        1,101,642
         16,266  FibroGen, Inc. (b)..................................................          329,874
         15,107  Gilead Sciences, Inc. (a)...........................................        1,253,881
          3,568  Vertex Pharmaceuticals, Inc. (b)....................................          323,796
                                                                                       ---------------
                                                                                             3,009,193
                                                                                       ---------------

                 BUILDING PRODUCTS - 0.7%
         16,003  Gibraltar Industries, Inc. (b)......................................          339,904
         14,486  Masco Corp. ........................................................          382,285
                                                                                       ---------------
                                                                                               722,189
                                                                                       ---------------

                 CHEMICALS - 2.2%
         35,545  Dow Chemical (The) Co. (a)..........................................        1,492,890
          7,279  Innospec, Inc. .....................................................          362,858
          4,531  LyondellBasell Industries NV (a)....................................          353,282
                                                                                       ---------------
                                                                                             2,209,030
                                                                                       ---------------

                 COMMERCIAL SERVICES & SUPPLIES - 2.8%
         19,899  ADT Corp./The ......................................................          588,612
         51,634  Republic Services, Inc. (a).........................................        2,256,406
                                                                                       ---------------
                                                                                             2,845,018
                                                                                       ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 CONSTRUCTION & ENGINEERING - 1.3%
         20,413  Fluor Corp. ........................................................  $       916,340
         10,149  Jacobs Engineering Group, Inc. (b)..................................          398,145
                                                                                       ---------------
                                                                                             1,314,485
                                                                                       ---------------

                 CONSUMER FINANCE - 0.4%
          6,266  Capital One Financial Corp. ........................................          411,175
                                                                                       ---------------

                 CONTAINERS & PACKAGING - 1.4%
         21,173  Bemis Co., Inc. ....................................................        1,013,552
         12,492  Berry Plastics Group, Inc.  (b).....................................          388,501
                                                                                       ---------------
                                                                                             1,402,053
                                                                                       ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
          5,430  Atlantic Tele-Network, Inc. ........................................          418,056
                                                                                       ---------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.1%
          6,903  ePlus, Inc. (b).....................................................          653,783
          5,170  SYNNEX Corp. .......................................................          434,022
                                                                                       ---------------
                                                                                             1,087,805
                                                                                       ---------------

                 ENERGY EQUIPMENT & SERVICES - 2.1%
         24,758  Frank's International NV ...........................................          362,209
         30,830  National Oilwell Varco, Inc. (a)....................................        1,003,208
         23,355  Oceaneering International, Inc. ....................................          790,567
                                                                                       ---------------
                                                                                             2,155,984
                                                                                       ---------------

                 FOOD & STAPLES RETAILING - 2.8%
          9,445  Costco Wholesale Corp. (a)..........................................        1,427,329
         21,687  Wal-Mart Stores, Inc. (a)...........................................        1,439,149
                                                                                       ---------------
                                                                                             2,866,478
                                                                                       ---------------

                 FOOD PRODUCTS - 1.0%
         18,054  Tyson Foods, Inc., Class A .........................................          963,361
                                                                                       ---------------

                 HEALTH CARE PROVIDERS & SERVICES - 0.8%
         11,471  Express Scripts Holding Co. (b).....................................          824,421
                                                                                       ---------------

                 HOTELS, RESTAURANTS & LEISURE - 3.1%
          7,917  Carnival Corp. .....................................................          381,045
         18,386  McDonald's Corp. (a)................................................        2,275,819
         23,230  SeaWorld Entertainment, Inc. .......................................          442,764
                                                                                       ---------------
                                                                                             3,099,628
                                                                                       ---------------

                 HOUSEHOLD DURABLES - 0.7%
         14,473  TopBuild Corp. (b)..................................................          387,587
          7,285  Tupperware Brands Corp..............................................          338,242
                                                                                       ---------------
                                                                                               725,829
                                                                                       ---------------

                 HOUSEHOLD PRODUCTS - 2.3%
         27,696  Procter & Gamble (The) Co. (a)......................................        2,262,486
                                                                                       ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 INTERNET & CATALOG RETAIL - 0.4%
            754  Amazon.com, Inc. (b)................................................  $       442,598
                                                                                       ---------------

                 INTERNET SOFTWARE & SERVICES - 4.0%
          1,353  Alphabet, Inc., Class A (b).........................................        1,030,106
          3,068  Alphabet, Inc., Class C (a) (b).....................................        2,279,371
         30,955  eBay, Inc. (b)......................................................          726,204
                                                                                       ---------------
                                                                                             4,035,681
                                                                                       ---------------

                 IT SERVICES - 2.2%
          4,155  CACI International, Inc., Class A (b)...............................          345,156
         16,726  Paychex, Inc. ......................................................          800,506
          7,790  Total System Services, Inc. ........................................          312,846
          5,286  Visa, Inc., Class A (a).............................................          393,754
         21,684  Western Union Co....................................................          386,843
                                                                                       ---------------
                                                                                             2,239,105
                                                                                       ---------------

                 MACHINERY - 1.1%
          4,156  Cummins, Inc. ......................................................          373,583
         18,691  FreightCar America, Inc. ...........................................          356,064
         18,375  Global Brass & Copper Holdings, Inc. ...............................          380,546
                                                                                       ---------------
                                                                                             1,110,193
                                                                                       ---------------

                 MEDIA - 1.0%
         25,207  Discovery Communications, Inc. (b)..................................          685,882
          7,783  Liberty Broadband Corp. (b).........................................          365,801
                                                                                       ---------------
                                                                                             1,051,683
                                                                                       ---------------

                 METALS & MINING - 0.3%
         28,401  Ternium S.A., ADR (a)...............................................          337,404
                                                                                       ---------------

                 MULTILINE RETAIL - 1.8%
         24,899  Target Corp. (a)....................................................        1,803,186
                                                                                       ---------------

                 OIL, GAS & CONSUMABLE FUELS - 4.3%
         25,709  Exxon Mobil Corp. (a)...............................................        2,001,446
         19,840  Marathon Petroleum Corp. ...........................................          829,114
         22,919  Parsley Energy, Inc. (b)............................................          441,420
          3,634  Tesoro Corp. .......................................................          317,066
         10,916  Valero Energy Corp. ................................................          740,869
                                                                                       ---------------
                                                                                             4,329,915
                                                                                       ---------------

                 PERSONAL PRODUCTS - 2.6%
         58,000  Unilever NV (a).....................................................        2,575,780
                                                                                       ---------------

                 PHARMACEUTICALS - 7.5%
         20,609  Johnson & Johnson (a)...............................................        2,152,404
         37,016  Merck & Co., Inc. (a)...............................................        1,875,601
          9,130  Mylan NV (b)........................................................          481,059
         31,343  Novartis AG, ADR (a)................................................        2,443,814
          9,947  Novo Nordisk A/S, ADR ..............................................          555,739
                                                                                       ---------------
                                                                                             7,508,617
                                                                                       ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
            310  RMR Group, Inc./The (b).............................................  $         6,464
                                                                                       ---------------

                 ROAD & RAIL - 0.4%
          1,015  AMERCO .............................................................          372,150
                                                                                       ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
         63,438  Intel Corp. (a).....................................................        1,967,847
          5,479  LAM Research Corp. .................................................          393,337
         24,881  MaxLinear, Inc. (b).................................................          382,670
         13,671  NVIDIA Corp. (a)....................................................          400,424
         36,325  Texas Instruments, Inc. (a).........................................        1,922,682
                                                                                       ---------------
                                                                                             5,066,960
                                                                                       ---------------

                 SOFTWARE - 2.6%
         33,171  Activision Blizzard, Inc. (a).......................................        1,155,014
         15,942  Aspen Technology, Inc. (b)..........................................          517,159
         31,665  CA, Inc.............................................................          909,735
                                                                                       ---------------
                                                                                             2,581,908
                                                                                       ---------------

                 SPECIALTY RETAIL - 5.9%
          1,717  AutoZone, Inc. (b)..................................................        1,317,609
         15,491  Home Depot (The), Inc. (a)..........................................        1,948,148
         18,950  Lowe's Cos., Inc. ..................................................        1,357,957
         18,564  TJX (The) Cos., Inc. ...............................................        1,322,499
                                                                                       ---------------
                                                                                             5,946,213
                                                                                       ---------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.7%
         35,410  Apple, Inc. (a).....................................................        3,446,809
          6,769  Western Digital Corp. ..............................................          324,777
                                                                                       ---------------
                                                                                             3,771,586
                                                                                       ---------------

                 TOBACCO - 3.2%
         15,578  Altria Group, Inc. .................................................          951,972
         24,636  Philip Morris International, Inc. (a)...............................        2,217,486
                                                                                       ---------------
                                                                                             3,169,458
                                                                                       ---------------

                 TRANSPORTATION INFRASTRUCTURE - 0.4%
          4,535  Grupo Aeroportuario del Pacifico SAB de CV, ADR ....................          381,121
                                                                                       ---------------

                 WIRELESS TELECOMMUNICATION SERVICES - 2.6%
         81,420  Vodafone Group PLC, ADR (a).........................................        2,621,724
                                                                                       ---------------
                 TOTAL COMMON STOCKS ................................................       90,642,980
                 (Cost $94,345,762)                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS - 4.4%

                 REAL ESTATE INVESTMENT TRUSTS - 4.4%
         28,979  Ashford Hospitality Prime, Inc. ....................................          318,479
         55,124  CYS Investments, Inc. ..............................................          379,804
          5,806  Digital Realty Trust, Inc. .........................................          464,945
         26,554  Government Properties Income Trust .................................          364,586


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                 REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
          2,173  Simon Property Group, Inc. (a)......................................  $       404,786
         30,478  Sunstone Hotel Investors, Inc. .....................................          362,079
         90,169  Urban Edge Properties ..............................................        2,191,107
                                                                                       ---------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ................................        4,485,786
                 (Cost $4,526,624)                                                     ---------------

MASTER LIMITED PARTNERSHIPS - 1.4%

                 OIL, GAS & CONSUMABLE FUELS - 1.4%
          6,388  Buckeye Partners, L.P. (a)..........................................          372,037
          9,709  Magellan Midstream Partners, L.P. (a)...............................          623,609
         14,792  Northern Tier Energy L.P. (a).......................................          380,155
                                                                                       ---------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ..................................        1,375,801
                 (Cost $1,407,788)                                                     ---------------

                 TOTAL INVESTMENTS - 95.8% ..........................................       96,504,567
                 (Cost $100,280,174) (c)                                               ---------------

COMMON STOCKS SOLD SHORT - (24.9%)

                 AEROSPACE & DEFENSE - (0.9%)
         (4,217) Rockwell Collins, Inc. .............................................         (341,071)
         (6,168) United Technologies Corp. ..........................................         (540,872)
                                                                                       ---------------
                                                                                              (881,943)
                                                                                       ---------------

                 AUTOMOBILES - (0.1%)
         (3,641) General Motors Co. .................................................         (107,919)
                                                                                       ---------------

                 BANKS - (1.3%)
         (3,283) Community Bank System, Inc. ........................................         (123,572)
        (29,528) Fifth Third Bancorp ................................................         (466,542)
         (9,814) Fulton Financial Corp. .............................................         (126,110)
        (17,972) New York Community Bancorp, Inc. ...................................         (278,207)
         (1,267) PNC Financial Services Group, Inc. .................................         (109,786)
         (5,175) SunTrust Banks, Inc. ...............................................         (189,301)
                                                                                       ---------------
                                                                                            (1,293,518)
                                                                                       ---------------

                 BEVERAGES - (0.5%)
         (5,807) Molson Coors Brewing Co. ...........................................         (525,417)
                                                                                       ---------------

                 BIOTECHNOLOGY - (1.3%)
         (3,925) AbbVie, Inc. .......................................................         (215,482)
         (4,174) Coherus Biosciences, Inc. (b).......................................          (55,347)
        (12,687) Dynavax Technologies Corp. (b)......................................         (305,630)
        (29,953) ImmunoGen, Inc. (b).................................................         (254,301)
        (18,833) Ironwood Pharmaceuticals, Inc. (b)..................................         (173,829)
         (3,362) Portola Pharmaceuticals, Inc. (b)...................................         (111,047)


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 BIOTECHNOLOGY (CONTINUED)
         (6,294) TESARO, Inc. (b)....................................................  $      (217,395)
                                                                                       ---------------
                                                                                            (1,333,031)
                                                                                       ---------------

                 CHEMICALS - (1.2%)
         (2,041) Air Products & Chemicals, Inc. .....................................         (258,615)
         (3,868) Mosaic (The) Co. ...................................................          (93,219)
         (4,448) Praxair, Inc. ......................................................         (444,800)
         (9,369) RPM International, Inc. ............................................         (367,733)
                                                                                       ---------------
                                                                                            (1,164,367)
                                                                                       ---------------

                 COMMERCIAL SERVICES & SUPPLIES - (0.4%)
         (3,682) Cintas Corp. .......................................................         (316,357)
           (970) Stericycle, Inc. (b)................................................         (116,740)
                                                                                       ---------------
                                                                                              (433,097)
                                                                                       ---------------

                 COMMUNICATIONS EQUIPMENT - (0.2%)
         (5,329) Loral Space & Communications, Inc. (b)..............................         (184,117)
                                                                                       ---------------

                 CONSTRUCTION & ENGINEERING - (0.4%)
        (30,166) KBR, Inc. ..........................................................         (430,167)
                                                                                       ---------------

                 CONSUMER FINANCE - (0.9%)
        (28,101) Ally Financial, Inc. (b)............................................         (445,401)
        (10,672) Discover Financial Services ........................................         (488,671)
                                                                                       ---------------
                                                                                              (934,072)
                                                                                       ---------------

                 CONTAINERS & PACKAGING - (0.2%)
         (2,889) Domtar Corp. .......................................................          (93,170)
         (6,073) Owens-Illinois, Inc. (b)............................................          (78,585)
                                                                                       ---------------
                                                                                              (171,755)
                                                                                       ---------------

                 DIVERSIFIED CONSUMER SERVICES - (0.1%)
         (3,361) ServiceMaster Global Holdings, Inc. (b).............................         (141,868)
                                                                                       ---------------

                 ELECTRICAL EQUIPMENT - (0.5%)
        (12,022) Emerson Electric Co. ...............................................         (552,772)
                                                                                       ---------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (0.2%)
         (2,038) Arrow Electronics, Inc. (b).........................................         (105,161)
         (4,723) Convergys Corp. ....................................................         (115,430)
                                                                                       ---------------
                                                                                              (220,591)
                                                                                       ---------------

                 FOOD & STAPLES RETAILING - (1.1%)
         (3,268) Kroger (The) Co. ...................................................         (126,831)
        (14,147) Sysco Corp. ........................................................         (563,192)
         (4,792) Walgreens Boots Alliance Inc .......................................         (382,018)
                                                                                       ---------------
                                                                                            (1,072,041)
                                                                                       ---------------

                 FOOD PRODUCTS - (2.5%)
        (12,469) Campbell Soup Co. ..................................................         (703,376)
        (14,817) ConAgra Foods, Inc. ................................................         (616,980)
        (10,632) General Mills, Inc. ................................................         (600,815)


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 FOOD PRODUCTS (CONTINUED)
         (6,584) Hershey (The) Co. ..................................................  $      (580,116)
                                                                                       ---------------
                                                                                            (2,501,287)
                                                                                       ---------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - (0.6%)
         (6,206) Stryker Corp........................................................         (615,325)
                                                                                       ---------------

                 HEALTH CARE PROVIDERS & SERVICES - (1.5%)
         (3,057) Air Methods Corp. (b)...............................................         (119,040)
         (6,930) Cardinal Health, Inc. ..............................................         (563,894)
         (8,020) DaVita HealthCare Partners, Inc. (b)................................         (538,302)
         (5,730) Patterson Cos., Inc. ...............................................         (243,296)
                                                                                       ---------------
                                                                                            (1,464,532)
                                                                                       ---------------

                 HOTELS, RESTAURANTS & LEISURE - (0.5%)
        (19,035) Wendy's Co./The ....................................................         (194,728)
         (4,498) Wyndham Worldwide Corp. ............................................         (291,920)
                                                                                       ---------------
                                                                                              (486,648)
                                                                                       ---------------

                 INDUSTRIAL CONGLOMERATES - (0.6%)
        (19,846) General Electric Co. ...............................................         (577,519)
                                                                                       ---------------

                 INTERNET SOFTWARE & SERVICES - (0.5%)
         (3,444) Cornerstone OnDemand, Inc. (b)......................................         (105,697)
         (3,687) Cvent, Inc. (b).....................................................          (97,374)
           (786) LinkedIn Corp. (b)..................................................         (155,557)
         (4,428) Yahoo!, Inc. (b)....................................................         (130,670)
                                                                                       ---------------
                                                                                              (489,298)
                                                                                       ---------------

                 IT SERVICES - (0.3%)
           (799) Alliance Data Systems Corp. (b).....................................         (159,632)
         (4,073) VeriFone Systems, Inc. (b)..........................................          (95,268)
                                                                                       ---------------
                                                                                              (254,900)
                                                                                       ---------------

                 MACHINERY - (0.8%)
         (4,811) Caterpillar, Inc. ..................................................         (299,436)
         (6,168) Deere & Co. ........................................................         (474,998)
                                                                                       ---------------
                                                                                              (774,434)
                                                                                       ---------------

                 MEDIA - (1.0%)
        (12,601) Global Eagle Entertainment, Inc. (b)................................         (127,270)
         (5,608) InterDigital, Inc./PA ..............................................         (252,584)
         (3,269) Lions Gate Entertainment Corp. .....................................          (85,484)
         (9,924) Live Nation Entertainment, Inc. (b).................................         (225,275)
         (5,796) MDC Partners, Inc. .................................................         (113,254)
         (9,802) Time, Inc. .........................................................         (147,030)
         (3,999) Twenty-First Century Fox, Inc. .....................................         (108,373)
                                                                                       ---------------
                                                                                            (1,059,270)
                                                                                       ---------------

                 MULTILINE RETAIL - (0.4%)
         (1,829) Dollar Tree, Inc. (b)...............................................         (148,734)
         (4,994) Macy's, Inc. .......................................................         (201,808)


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 MULTILINE RETAIL (CONTINUED)
         (1,965) Nordstrom, Inc. ....................................................  $       (96,481)
                                                                                       ---------------
                                                                                              (447,023)
                                                                                       ---------------

                 OIL, GAS & CONSUMABLE FUELS - (2.1%)
         (4,974) Anadarko Petroleum Corp. ...........................................         (194,434)
        (11,118) ConocoPhillips .....................................................         (434,491)
         (7,186) EOG Resources, Inc. ................................................         (510,350)
         (4,219) Hess Corp. .........................................................         (179,308)
         (5,640) Matador Resources Co. (b)...........................................          (90,409)
        (16,127) QEP Resources, Inc. ................................................         (206,748)
        (19,905) Spectra Energy Corp. ...............................................         (546,392)
                                                                                       ---------------
                                                                                            (2,162,132)
                                                                                       ---------------

                 PAPER & FOREST PRODUCTS - (0.1%)
         (2,883) International Paper Co. ............................................          (98,627)
                                                                                       ---------------

                 PHARMACEUTICALS - (0.6%)
         (7,544) Eli Lilly & Co. ....................................................         (596,730)
                                                                                       ---------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - (0.2%)
         (2,016) Howard Hughes Corp./The (b).........................................         (191,581)
                                                                                       ---------------

                 ROAD & RAIL - (0.5%)
         (6,865) Norfolk Southern Corp. .............................................         (483,983)
                                                                                       ---------------

                 SOFTWARE - (1.1%)
         (5,242) Bottomline Technologies de Inc. (b).................................         (151,074)
         (4,326) Intuit, Inc. .......................................................         (413,176)
         (4,771) Mentor Graphics Corp. ..............................................          (82,920)
         (2,789) Paylocity Holding Corp. (b).........................................          (86,794)
           (590) Ultimate Software Group, Inc. (b)...................................         (103,622)
         (3,542) Workday, Inc. (b)...................................................         (223,181)
                                                                                       ---------------
                                                                                            (1,060,767)
                                                                                       ---------------

                 SPECIALTY RETAIL - (0.2%)
         (2,147) CarMax, Inc. (b)....................................................          (94,854)
         (2,025) Tiffany & Co. ......................................................         (129,276)
                                                                                       ---------------
                                                                                              (224,130)
                                                                                       ---------------

                 TEXTILES, APPAREL & LUXURY GOODS - (0.7%)
         (3,246) NIKE, Inc., Class B ................................................         (201,285)
         (8,342) VF Corp. ...........................................................         (522,209)
                                                                                       ---------------
                                                                                              (723,494)
                                                                                       ---------------

                 THRIFTS & MORTGAGE FINANCE - (0.9%)
        (36,024) People's United Financial, Inc. ....................................         (517,665)
        (21,175) Provident Financial Services, Inc. .................................         (415,877)
                                                                                       ---------------
                                                                                              (933,542)
                                                                                       ---------------

                 WIRELESS TELECOMMUNICATION SERVICES - (0.5%)
        (21,538) Telephone & Data Systems, Inc. .....................................         (499,466)
                                                                                       ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 TOTAL COMMON STOCKS SOLD SHORT .....................................  $   (25,091,363)
                 (Proceeds $(26,884,278))                                              ---------------

REAL ESTATE INVESTMENT TRUSTS SOLD SHORT - (1.7%)

                 REAL ESTATE INVESTMENT TRUSTS - (1.7%)
         (3,504) AvalonBay Communities, Inc. ........................................         (600,901)
        (25,157) Colony Starwood Homes ..............................................         (541,378)
         (2,035) Equinix, Inc. ......................................................         (632,010)
                                                                                       ---------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS SOLD SHORT .....................       (1,774,289)
                 (Proceeds $(1,799,231))                                               ---------------

EXCHANGE-TRADED FUNDS SOLD SHORT - (3.7%)

                 CAPITAL MARKETS - (3.7%)
        (19,137) SPDR S&P 500 ETF Trust .............................................       (3,710,090)
                 (Proceeds $(3,662,594))                                               ---------------


                 TOTAL INVESTMENTS SOLD SHORT - (30.3%) .............................      (30,575,742)
                 (Proceeds $(32,346,103))                                              ---------------

                 NET OTHER ASSETS AND LIABILITIES - 34.5% ...........................       34,787,114
                                                                                       ---------------
                 NET ASSETS - 100.0% ................................................  $   100,715,939
                                                                                       ===============

-----------------------------
(a) All or a portion of this security serves as collateral for investments sold short.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,508,470 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,284,077.

ADR   American Depositary Receipt


                    See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                               ASSETS TABLE
                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          1/31/2016       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
Common Stocks*....................................  $ 90,642,980  $ 90,642,980  $         --  $         --
Real Estate Investment Trusts.....................     4,485,786     4,485,786            --            --
Master Limited Partnerships*......................     1,375,801     1,375,801            --            --
                                                    ------------  ------------  ------------  ------------
Total Long-Term Investments.......................  $ 96,504,567  $ 96,504,567  $         --  $         --
                                                    ============  ============  ============  ============

                                            LIABILITIES TABLE
                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     1/31/2016       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Common Stocks Sold Short*.........................  $(25,091,363) $(25,091,363) $         --  $         --
Real Estate Investment Trusts Sold Short..........    (1,774,289)   (1,774,289)           --            --
Exchange-Traded Funds Sold Short*.................    (3,710,090)   (3,710,090)           --            --
                                                    ------------  ------------  ------------  ------------
Total Investments Sold Short                        $(30,575,742) $(30,575,742) $         --  $         --
                                                    ============  ============  ============  ============


* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                          JANUARY 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of four funds that are offering shares. This report covers the First Trust Long/Short Equity ETF (the "Fund"), which trades under the ticker "FTLS" on the NYSE Arca, Inc.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services - Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq(R) Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended), for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                          JANUARY 31, 2016 (UNAUDITED)

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale, which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. The Fund has established an account with Pershing, LLC for the purpose of purchasing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate.

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                   STATED          STATED          VALUE
   CURRENCY)                           DESCRIPTION                            COUPON         MATURITY     (US DOLLARS)
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
FOREIGN SOVEREIGN BONDS AND NOTES - 85.2%

                  BRAZIL - 9.1%
       1,200,000  Brazil Notas do Tesouro Nacional, Series F (BRL) .....        10.00%       01/01/21    $       246,150
         600,000  Brazil Notas do Tesouro Nacional, Series F (BRL) .....        10.00%       01/01/25            110,115
                                                                                                         ---------------
                                                                                                                 356,265
                                                                                                         ---------------

                  CHILE - 4.7%
     120,000,000  Bonos del Banco Central de Chile en Pesos (CLP) ......         6.00%       02/01/21            181,581
                                                                                                         ---------------

                  COLOMBIA - 3.3%
     457,000,000  Colombian TES (COP) .....................                      7.00%       05/04/22            130,028
                                                                                                         ---------------

                  CZECH REPUBLIC - 9.8%
       8,190,000  Czech Republic Government Bond (CZK) .................         2.40%       09/17/25            383,625
                                                                                                         ---------------

                  HUNGARY - 4.6%
      45,000,000  Hungary Government Bond (HUF) ........................         6.50%       06/24/19            180,278
                                                                                                         ---------------

                  INDONESIA - 9.9%
   3,820,000,000  Indonesia Treasury Bond (IDR) ........................         8.38%       03/15/24            278,789
   1,500,000,000  Indonesia Treasury Bond (IDR) ........................         7.88%       04/15/19            108,006
                                                                                                         ---------------
                                                                                                                 386,795
                                                                                                         ---------------

                  ISRAEL - 4.6%
         500,000  Israel Government Bond - Fixed (ILS) .................         6.25%       10/30/26            179,534
                                                                                                         ---------------

                  MEXICO - 4.7%
         560,000  Mexican Bonos (MXN)...................................        10.00%       12/05/24             39,541
       2,340,000  Mexican Bonos (MXN)...................................         7.75%       05/29/31            143,289
                                                                                                         ---------------
                                                                                                                 182,830
                                                                                                         ---------------

                  PERU - 1.0%
         125,000  Peru Government Bond (PEN) ...........................         7.84%       08/12/20             37,863
                                                                                                         ---------------

                  PHILIPPINES - 5.2%
      10,000,000  Philippine Government International Bond (PHP) .......         3.90%       11/26/22            203,195
                                                                                                         ---------------

                  POLAND - 4.8%
         545,000  Poland Government Bond (PLN) .........................         4.00%       10/25/23            144,462
         150,000  Poland Government Bond (PLN) .........................         5.50%       10/25/19             41,518
                                                                                                         ---------------
                                                                                                                 185,980
                                                                                                         ---------------

                  ROMANIA - 4.7%
         650,000  Romania Government Bond (RON) ........................         5.85%       04/26/23            181,197
                                                                                                         ---------------

                  SOUTH AFRICA - 3.9%
       1,180,000  South Africa Government Bond (ZAR) ...................        10.50%       12/21/26             80,842
       1,600,000  South Africa Government Bond (ZAR) ...................         6.25%       03/31/36             70,295
                                                                                                         ---------------
                                                                                                                 151,137
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                   STATED          STATED          VALUE
   CURRENCY)                           DESCRIPTION                            COUPON         MATURITY     (US DOLLARS)
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                  THAILAND - 4.8%
       6,100,000  Thailand Government Bond (THB) .......................         3.63%       06/16/23    $       187,537
                                                                                                         ---------------

                  TURKEY - 10.1%
       1,160,000  Turkey Government Bond (TRY) .........................        10.50%       01/15/20            393,947
                                                                                                         ---------------
                  TOTAL FOREIGN SOVEREIGN BONDS AND NOTES..............................................        3,321,792
                  (Cost $4,001,287)                                                                      ---------------

FOREIGN CORPORATE BONDS AND NOTES - 7.3%

                  SUPRANATIONALS - 7.3%
       1,200,000  European Investment Bank (ZAR) .......................         6.00%       10/21/19             70,175
         270,000  International Finance Corp. (BRL) ....................        10.00%       06/12/17             66,390
      10,000,000  European Bank for Reconstruction & Development
                     (INR)..............................................         6.00%       03/03/16            147,228
                                                                                                         ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES..............................................          283,793
                  (Cost $371,032)                                                                        ---------------

                  TOTAL INVESTMENTS - 92.5%............................................................        3,605,585
                  (Cost $4,372,319) (a)

                  NET OTHER ASSETS AND LIABILITIES - 7.5%..............................................          292,912
                                                                                                         ---------------
                  NET ASSETS - 100.0%..................................................................  $     3,898,497
                                                                                                         ===============

-----------------------------
(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,150 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $775,884.

Currency Abbreviations:
      BRL   Brazilian Real
      CLP   Chilean Peso
      COP   Colombian Peso
      CZK   Czech Republic Koruna
      HUF   Hungarian Forint
      IDR   Indonesian Rupiah
      ILS   Israel Shekel
      INR   Indian Rupee
      MXN   Mexican Peso
      PEN   Peruvian New Sol
      PHP   Philippines Peso
      PLN   Polish Zloty
      RON   Romanian Lev
      THB   Thailand Baht
      TRY   Turkish Lira
      USD   United States Dollar
      ZAR   South African Rand


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                          LEVEL 2          LEVEL 3
                                                         TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                            1/31/2016         PRICES           INPUTS           INPUTS
--------------------------------------------------  ---------------  ---------------  ---------------  ---------------
Foreign Sovereign Bonds and Notes*................  $     3,321,792  $            --  $     3,321,792  $            --
Foreign Corporate Bonds and Notes*................          283,793               --          283,793               --
                                                    ---------------  ---------------  ---------------  ---------------
Total Investments.................................  $     3,605,585  $            --  $     3,605,585  $            --
                                                    ===============  ===============  ===============  ===============


* See the Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.

-----------------------------------------         -----------------------------------------
                            % OF TOTAL                                        % OF TOTAL
                            INVESTMENTS           CURRENCY EXPOSURE          INVESTMENTS
CREDIT QUALITY +         (INCLUDING CASH)         DIVERSIFICATION          (INCLUDING CASH)
-----------------------------------------         -----------------------------------------
AAA                                  7.7%         BRL                                11.4%
AA                                  15.2          TRY                                10.6
A+                                   4.8          IDR                                10.4
A                                    9.9          CZK                                10.4
A-                                   6.1          ZAR                                 6.1
BBB+                                 7.6          PHP                                 5.5
BBB                                 21.0          THB                                 5.1
BBB-                                24.9          PLN                                 5.0
Cash                                 2.8          MXN                                 4.9
                                  -------         CLP                                 4.9
                       Total       100.0%         RON                                 4.9
                                  =======         HUF                                 4.9
                                                  ILS                                 4.8
                                                  INR                                 4.0
                                                  COP                                 3.5
                                                  USD                                 2.6
                                                  PEN                                 1.0
                                                                                   -------
                                                                        Total       100.0%
                                                                                   =======



+ The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                          JANUARY 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of four funds that are offering shares. This report covers the First Trust Emerging Markets Local Currency Bond ETF (the "Fund"), which trades under the ticker FEMB on The Nasdaq(R) Stock Market LLC ("Nasdaq").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the Fund's NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                          JANUARY 31, 2016 (UNAUDITED)


market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of security;

       4) the financial statements of the issuer, or the financial condition of the country of issue;

       5) the credit quality and cash flow of the issuer, or country of issue, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                          JANUARY 31, 2016 (UNAUDITED)


dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund did not hold any forward foreign currency contracts at January 31, 2016.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

                           3. DERIVATIVE TRANSACTIONS

During the fiscal year-to-date period (November 1, 2015 through January 31,
2016), the notional values of forward foreign currency contracts opened and closed were $271,480 and $264,289, respectively.

                              4. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events to the Fund through the date of the Portfolio of Investments and has determined that there was the following subsequent event:

Effective March 9, 2016, the Trust entered into an amendment to its credit agreement on behalf of the Fund to extend the expiration date of the credit agreement, add The Northern Trust Company as an additional lender, increase the commitment amount from $80,000,000 to $140,000,000 and increase the commitment fee rate from 0.15% to 0.25%.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         First Trust Exchange-Traded Fund III
             -----------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 22, 2016
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 22, 2016
     -----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 22, 2016
     -----------------

* Print the name and title of each signing officer under his or her signature.